Income Tax Provision (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Net deferred tax assets - non-current:
Expected income tax benefit from NOL carry-forwards	$ 555,740	$ 555,078
Less valuation allowance	(555,740)	(555,078)
Deferred tax assets, net of valuation allowance